Loan and Lease Operations - Summary Securitization or Transfer of Financial Assets (Detail) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Assets		R$ 1,851,322	R$ 1,501,481
Liabilities		1,579,686	1,211,999
Book value [member]
Disclosure of loans and lease operations [Line Items]
Assets		1,646	2,516
Liabilities	[1]	1,657	2,511
Book value [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets		349	1,305
Liabilities	[1]	347	1,303
Book value [member] | Working capital [member]
Disclosure of loans and lease operations [Line Items]
Assets		1,297	1,211
Liabilities	[1]	1,310	1,207
Book value [member] | Other [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	[1]	0	1
Estimated fair value [member]
Disclosure of loans and lease operations [Line Items]
Assets		1,665	2,565
Liabilities	[1]	1,674	2,558
Estimated fair value [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets		366	1,352
Liabilities	[1]	362	1,349
Estimated fair value [member] | Working capital [member]
Disclosure of loans and lease operations [Line Items]
Assets		1,299	1,213
Liabilities	[1]	1,312	1,208
Estimated fair value [member] | Other [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	[1]	R$ 0	R$ 1

[1]	Under Other liabilities.